Capital and financial risk management - Capital management (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital and financial risk management
Cash and cash equivalents	£ 1,324	£ 2,250	£ 1,044
Short-term borrowings	(836)	(1,487)
Long-term borrowings	(7,773)	(8,640)
Derivative financial assets associated with long-term borrowings	3
Derivative financial liabilities associated with long-term borrowings	(23)	(68)
Total equity	(16,484)	(16,224)	£ (16,729)	£ (16,457)
Total Capital	£ 9,179	£ 8,279